Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Provision
The income tax (benefit) expense consisted of the following (in thousands):

	Year ended December 31,
	2018	2017	2016
Current income tax:
Federal	$—	$—	$—
State	512	151	545
Foreign	(52)	(24)	95
Total	460	127	640
Deferred income tax:
Federal	—	(326)	—
State	—	(53)	—
Foreign	(2,071)	1,330	(573)
Total	(2,071)	951	(573)
Income tax (benefit) expense	$(1,611)	$1,078	$67

Reconciliation of Tax Expense Computed at Statutory Federal Rate and Company's Tax Expense
The following reconciles the tax expense computed at the statutory federal rate and the Company’s tax expense (in thousands):

	Year ended December 31,
	2018	2017	2016
Computed expected tax expense	$(98,598)	$(139,100)	$(93,770)
State income taxes, net of federal tax effect	404	65	360
Foreign income taxes	(690)	(299)	(949)
Other reconciling items	—	(344)	666
Permanent differences	4,406	2,008	1,688
Effect of Federal law change	—	166,876	—
Change in valuation allowance	92,867	(28,128)	92,072
Income tax (benefit) expense	$(1,611)	$1,078	$67

Significant Portions of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows (in thousands)

	December 31,
	2018	2017
Gross deferred tax assets:
Net operating loss carryforwards	$591,244	$591,619
Deferred subscriber income	113,103	72,389
Interest expense limitation	56,381	—
Accrued expenses and allowances	18,766	17,633
Purchased intangibles and deferred financing costs	17,788	15,191
Inventory reserves	4,688	6,662
Property and equipment	—	1,176
Research and development credits	41	41
Valuation allowance	(467,705)	(304,509)
Total	334,306	400,202
Gross deferred tax liabilities:
Deferred capitalized contract costs	(332,547)	(408,610)
Property and equipment	(2,242)	—
Prepaid expenses	(613)	(633)
Total	(335,402)	(409,243)
Net deferred tax liabilities	$(1,096)	$(9,041)

Summary of Net Operating Loss Carryforwards
The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2018	2017
Net operating loss carryforwards:
Federal	$2,405,380	$2,355,153
States	1,656,333	1,715,004
Canada	19,753	27,326
Total	$4,081,466	$4,097,483